Stockholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended					0 Months Ended	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended			9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended		0 Months Ended		9 Months Ended	12 Months Ended
	May 10, 2013	Dec. 31, 2012	Feb. 25, 2011	Feb. 25, 2011	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 31, 2013	May 15, 2013	Apr. 30, 2013	Sep. 01, 2010 Restricted Stock	Feb. 28, 2011 Restricted Stock	Sep. 30, 2010 Restricted Stock	Sep. 30, 2014 Restricted Stock	Sep. 30, 2013 Restricted Stock	Sep. 30, 2014 Restricted Stock	Sep. 30, 2013 Restricted Stock	Dec. 31, 2013 Restricted Stock	Dec. 31, 2012 Restricted Stock	Feb. 28, 2011 Restricted Stock First Anniversary	Feb. 28, 2011 Restricted Stock Second Anniversary	Jul. 31, 2012 Employee Stock [Member]	Sep. 30, 2014 Employee Stock [Member]	Sep. 30, 2014 Additional Paid-in Capital	Dec. 31, 2013 Additional Paid-in Capital	Sep. 30, 2014 Accumulated Deficit	Dec. 31, 2013 Accumulated Deficit	Jun. 30, 2014 Series A Convertible Preferred Stock	Jun. 30, 2014 Series A Convertible Preferred Stock	May 10, 2013 Series A Convertible Preferred Stock	May 11, 2013 Series A Preferred Stock	May 10, 2013 Series A Preferred Stock	Sep. 30, 2014 Series A Preferred Stock	Dec. 31, 2013 Series A Preferred Stock	May 10, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Sep. 30, 2014 Series A Preferred Stock Minimum Shares To Maintain Holders Rights	Dec. 31, 2013 Series A Preferred Stock Minimum Shares To Maintain Holders Rights
Class of Stock [Line Items]
Preferred stock, authorized					10,000,000		10,000,000		0		20,474,452		5,000,000																							20,474,452	20,474,452		20,474,452
Common stock, authorized					75,000,000		75,000,000		200,000,000		75,000,000		25,000,000
Preferred stock, shares issued					0		0		0																								20,315,397			0	20,315,397	10,792,725	0
Preferred stock, par value					$ 0.001		$ 0.001		$ 0.001																											$ 0.001	$ 0.001	$ 1.8531	$ 0.001
Gross proceeds from issuance of preferred shares																																			$ 19,999,999
Issuance costs of preferred shares							806,396		806,396																										148,741
Convertible promissory note, Interest rate																																						4.00%
Debt instrument, Accrued interest									3,562	849																												254,411
Conversion of convertible securities into preferred stock																												14,183,606							14,995,525		9,523
Conversion of convertible securities into preferred stock, Shares																																20,315,397		9,522,672	9,522,672
Per share price of series A Preferred Stock issued during debt conversion					$ 2.61		$ 2.61		$ 2.61			$ 1.31																										$ 1.5751
Discount to the purchase price, percentage																																		15.00%	15.00%
Warrants issued for purchase of aggregate shares																																			159,049
Preferred shares received																																						148,146
Outstanding warrants																																						122,500	140,940
Preferred Stock, Voting Rights																																					1
Preferred stock, shares outstanding					0		0		0																											0	20,315,397		0	2,000,000	2,000,000
Preferred stock, dividend rate, percentage																																				6.00%	6.00%
Dividends, preferred stock, cash																																					1,435,723
Gross proceed from issuance of convertible securities			14,999,525	14,999,525
Placement agent fees paid and fair value of warrant							770,220		770,220
Placement agent fees paid							673,420		673,420
Fair value adjustment of warrants	122,500	140,940					96,800		96,800
Stockholders' equity, period increase (decrease)							5,000,000		5,000,000
Conversion price percentage per share					85.00%		85.00%		85.00%
Convertible securities beneficial conversion feature							5,611,000		2,646,970																		5,611,000	2,646,970	0	(2,646,970)						0
Restricted common stock shares issued														480,000		480,000
Percentage of remaining restricted shares vested															12.50%
Percentage of restricted shares vested shares over four years															87.50%
Percentage of remaining restricted shares vested																							25.00%	0.0278%
Fair value of restricted shares vested during the period															24,000									0.000278
Compensation expense relating to restricted shares					3,394,000	11,000	10,635,000	41,000	125,302	29,930							0	1,312	0	3,938	5,250	5,250
Shares of restricted stock, forfeited									78,750												78,750
Stock options exercised							2,686,352		7,500																91,666											0
Stock exercise, price per share							$ 1.09		$ 0.05																$ 0.05
Proceeds from stock options							2,933,000		376	4,583															4,583
Payment of preferred stock dividend in common stock, shares																															78,509	78,509
Payment of preferred stock dividend in common stock, value																															$ 2,524,894	$ 2,524,894
Conversion ratio of preferred stock into common stock																															1
Number of shares authorized for grant under equity incentive plan					4,525,000		4,525,000		3,625,000																	360,000
Maximum percentage of capital stock																										1.00%
Issuance of additional authorized share																										720,000